UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2012

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
2/29/12 (Unaudited)

COMMON STOCKS (89.9%)(a)
	Shares	Value

Aerospace and defense (2.6%)

Embraer SA ADR (Brazil)	272,800	$8,200,368

Honeywell International, Inc.	116,400	6,933,948

L-3 Communications Holdings, Inc.	93,240	6,550,110

Northrop Grumman Corp.(S)	1,250,990	74,821,712

		96,506,138
Auto components (1.7%)

Autoliv, Inc. (Sweden)	263,940	17,578,404

TRW Automotive Holdings Corp.(NON)	991,680	45,359,443

		62,937,847
Automobiles (1.2%)

Ford Motor Co.(NON)	3,694,140	45,733,453

		45,733,453
Beverages (1.2%)

Coca-Cola Enterprises, Inc.	1,509,100	43,612,990

		43,612,990
Biotechnology (0.2%)

Dendreon Corp.(NON)(S)	584,900	6,585,974

		6,585,974
Capital markets (3.0%)

Charles Schwab Corp. (The)	359,000	4,982,920

State Street Corp.	2,443,980	103,209,275

		108,192,195
Chemicals (1.5%)

Ashland, Inc.(S)	695,660	44,216,150

LyondellBasell Industries NV Class A (Netherlands)	212,000	9,154,160

		53,370,310
Commercial banks (4.1%)

Popular, Inc. (Puerto Rico)(NON)	4,083,805	7,759,230

Wells Fargo & Co.	4,485,940	140,365,063

		148,124,293
Commercial services and supplies (0.9%)

Avery Dennison Corp.(S)	1,095,090	33,400,245

		33,400,245
Communications equipment (2.3%)

Cisco Systems, Inc.	4,217,450	83,842,906

Tellabs, Inc.	272,060	1,077,358

		84,920,264
Computers and peripherals (1.7%)

Hewlett-Packard Co.	470,100	11,898,231

SanDisk Corp.(NON)(S)	1,002,190	49,568,317

		61,466,548
Diversified financial services (1.9%)

JPMorgan Chase & Co.	1,788,200	70,168,968

		70,168,968
Diversified telecommunication services (1.1%)

Verizon Communications, Inc.	1,016,070	38,722,428

		38,722,428
Electric utilities (0.9%)

NV Energy, Inc.	1,769,430	27,744,662

Pepco Holdings, Inc.(S)	293,650	5,708,556

		33,453,218
Food and staples retail (1.5%)

CVS Caremark Corp.(S)	1,204,200	54,309,420

		54,309,420
Health-care equipment and supplies (2.2%)

Baxter International, Inc.	917,700	53,345,901

Covidien PLC (Ireland)	532,825	27,840,106

		81,186,007
Health-care providers and services (3.4%)

Aetna, Inc.	953,910	44,604,832

CIGNA Corp.	1,122,700	49,522,297

Coventry Health Care, Inc.(NON)	105,800	3,458,602

Lincare Holdings, Inc.(S)	960,980	25,811,923

		123,397,654
Household durables (0.6%)

Jarden Corp.(S)	661,760	23,340,275

		23,340,275
Household products (2.1%)

Energizer Holdings, Inc.(NON)(S)	317,230	24,252,234

Kimberly-Clark Corp.	723,870	52,755,646

		77,007,880
Independent power producers and energy traders (1.6%)

AES Corp. (The)(NON)	4,341,870	58,875,757

Calpine Corp.(NON)	63,900	978,309

		59,854,066
Industrial conglomerates (1.3%)

Tyco International, Ltd.	883,030	45,758,615

		45,758,615
Insurance (8.4%)

Aflac, Inc.	481,630	22,757,018

Assured Guaranty, Ltd. (Bermuda)	548,471	9,214,313

Berkshire Hathaway, Inc. Class B(NON)	126,000	9,884,700

Everest Re Group, Ltd.	135,160	11,873,806

Hartford Financial Services Group, Inc. (The)	850,230	17,608,263

MetLife, Inc.	1,861,070	71,744,249

PartnerRe, Ltd.	466,450	29,591,588

Prudential Financial, Inc.	655,660	40,100,166

Validus Holdings, Ltd.	2,028,790	61,857,807

XL Group PLC	1,537,911	31,988,549

		306,620,459
IT Services (0.1%)

Western Union Co. (The)	244,400	4,269,668

		4,269,668
Leisure equipment and products (2.0%)

Hasbro, Inc.(S)	1,328,900	46,936,748

Mattel, Inc.	758,310	24,599,576

		71,536,324
Life sciences tools and services (0.7%)

Thermo Fisher Scientific, Inc.(NON)	439,900	24,907,138

		24,907,138
Machinery (1.2%)

Eaton Corp.	332,830	17,370,398

Ingersoll-Rand PLC(S)	173,170	6,906,020

Timken Co.	399,900	20,954,760

		45,231,178
Media (8.1%)

Comcast Corp. Special Class A(S)	3,149,350	90,039,917

Interpublic Group of Companies, Inc. (The)	8,553,970	100,252,528

McGraw-Hill Cos., Inc. (The)	499,670	23,254,642

News Corp. Class A	722,100	14,348,127

Time Warner, Inc.(S)	1,764,790	65,667,836

		293,563,050
Metals and mining (0.9%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)(S)	698,500	29,728,160

Nucor Corp.	44,000	1,915,320

		31,643,480
Multi-utilities (0.7%)

Ameren Corp.	747,600	23,975,532

		23,975,532
Office electronics (1.3%)

Xerox Corp.	5,596,760	46,061,335

		46,061,335
Oil, gas, and consumable fuels (14.2%)

Apache Corp.(S)	325,580	35,139,849

Exxon Mobil Corp.	314,300	27,186,950

Hess Corp.	703,200	45,651,744

Marathon Oil Corp.	1,336,600	45,297,374

Marathon Petroleum Corp.	1,911,800	79,435,290

Royal Dutch Shell PLC ADR (United Kingdom)	1,245,710	91,048,944

Total SA (France)	2,643,060	147,861,379

Valero Energy Corp.	1,838,300	45,019,967

		516,641,497
Paper and forest products (1.6%)

International Paper Co.	1,672,010	58,771,152

		58,771,152
Personal products (1.1%)

Avon Products, Inc.	2,059,610	38,494,111

		38,494,111
Pharmaceuticals (5.1%)

Johnson & Johnson	257,070	16,730,116

Merck & Co., Inc.	363,600	13,878,612

Pfizer, Inc.	6,810,710	143,705,981

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	275,200	12,331,712

		186,646,421
Professional services (1.9%)

Dun & Bradstreet Corp. (The)	838,860	69,331,779

		69,331,779
Real estate investment trusts (REITs) (1.8%)

American Capital Agency Corp.	485,400	14,906,634

Chimera Investment Corp.(S)	3,308,440	10,156,911

CreXus Investment Corp.	129,799	1,447,259

Hatteras Financial Corp.	229,300	6,530,464

MFA Financial, Inc.(S)	4,694,405	34,269,157

		67,310,425
Semiconductors and semiconductor equipment (1.1%)

Advanced Micro Devices, Inc.(NON)	1,443,900	10,612,665

Applied Materials, Inc.	1,495,300	18,302,472

Lam Research Corp.(NON)	234,910	9,795,747

		38,710,884
Software (0.1%)

Symantec Corp.(NON)(S)	264,100	4,711,544

		4,711,544
Tobacco (1.3%)

Philip Morris International, Inc.	554,250	46,290,960

		46,290,960
Wireless telecommunication services (1.3%)

Vodafone Group PLC ADR (United Kingdom)(S)	1,805,200	48,902,863

		48,902,863

Total common stocks (cost $2,855,079,491)		$3,275,668,588

CONVERTIBLE PREFERRED STOCKS (6.5%)(a)
	Shares	Value

Automobiles (0.7%)

General Motors Co. Ser. B, $2.375 cv. pfd.	577,059	$24,633,206

		24,633,206
Diversified financial services (1.6%)

Citigroup, Inc. $7.50 cv. pfd.	581,416	57,554,370

		57,554,370
Electric utilities (2.6%)

Great Plains Energy, Inc. $6.00 cv. pfd.	594,547	35,684,711

PPL Corp. $4.375 cv. pfd.	1,090,062	58,438,224

		94,122,935
Road and rail (1.0%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.	3,145,945	36,292,565

		36,292,565
IT Services (0.6%)

Unisys Corp. Ser. A, 6.25% cv. pfd.	391,215	23,081,685

		23,081,685

Total convertible preferred stocks (cost $235,469,079)		$235,684,761

CONVERTIBLE BONDS AND NOTES (2.2%)(a)
	Principal amount	Value

Alliance Data Systems Corp. cv. sr. unsec. notes 4 3/4s, 2014	$19,261,000	$50,295,286

MGIC Investment Corp. cv. sr. notes 5s, 2017	18,271,000	13,748,928

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	6,471,000	15,134,051

Total convertible bonds and notes (cost $52,085,313)		$79,178,265

INVESTMENT COMPANIES (0.4%)(a)
	Shares	Value

Ares Capital Corp.	810,590	$13,512,535

Total investment Companies (cost $12,544,340)		$13,512,535

SHORT-TERM INVESTMENTS (8.4%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	286,173,288	$286,173,288

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, March 27, 2012	$2,250,000	2,249,691

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, April 16, 2012	16,253,000	16,249,054

Total short-term investments (cost $304,672,033)		$304,672,033

TOTAL INVESTMENTS

Total investments (cost $3,459,850,256)(b)		$3,908,716,182

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2011 through February 29, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $3,641,724,288.
(b)	The aggregate identified cost on a tax basis is $3,464,575,238, resulting in gross unrealized appreciation and depreciation of $557,041,650 and $112,900,706, respectively, or net unrealized appreciation of $444,140,944.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $277,951,577. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $286,173,288, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,822 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $190,159,794 and $212,219,216, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$497,110,949	$—	$—
Consumer staples	259,715,361	—	—
Energy	516,641,497	—	—
Financials	700,416,340	—	—
Health care	422,723,194	—	—
Industrials	290,227,955	—	—
Information technology	240,140,243	—	—
Materials	143,784,942	—	—
Telecommunication services	87,625,291	—	—
Utilities	117,282,816	—	—
Total common stocks	3,275,668,588	—	—
Convertible bonds and notes	—	79,178,265	—
Convertible preferred stocks	—	235,684,761	—
Investment Companies	13,512,535	—	—
Short-term investments	—	304,672,033	—

Totals by level	$3,289,181,123	$619,535,059	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 27, 2012